LEASES (Schedule of Supplemental Cash Flow Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows for operating leases	$ 26,003	$ 24,051
Right-of-use assets obtained in exchange for new operating lease liabilities:
Operating leases	$ 18,569	$ 57,342